SUPPLEMENT TO

Calvert Equity and Asset Allocation Funds Prospectus
Class I
dated January 31, 2012

Calvert Income Funds Prospectus
Class I
dated January 31, 2012

Calvert Emerging Markets Equity Fund Prospectus
Class I
dated October 29, 2012

Date of Supplement: November 1, 2012

Under the section “Buying and Selling Shares” in the Fund Summary for each Fund, and under the section “Shareholder Information – How to Open an Account,” insert the following under “Minimum to Open Fund Account: $1,000,000”:

Waiver for Retirement Plan Omnibus Accounts. The Class I share initial investment minimum for retirement plans that trade in omnibus accounts is waived.